ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 208,913		$ 1,000
ENERGY VAULT HOLDINGS, INC
Total		$ 1,052,970	$ 1,417,491	$ 801,428